Restricted Net Assets	12 Months Ended
Jun. 30, 2025
Restricted Net Assets [Abstract]
RESTRICTED NET ASSETS
20.	RESTRICTED NET ASSETS

Relevant PRC laws and regulations restrict WFOE, Pop Culture, and subsidiaries of Pop Culture from transferring a portion of their net assets, equivalent to the balance of their paid-in-capital, additional paid-in-capital and statutory reserves to the Company in the form of loans, advances, or cash dividends. Relevant PRC statutory laws and regulations permit the payments of dividends by WFOE, Pop Culture, and subsidiaries of Pop Culture from their respective retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. As of June 30, 2025 and 2024, the balance of restricted net assets was $17,115,199 and $16, 577,130, respectively.